Accumulated Other Comprehensive Income (Loss)	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, the Company’s share of other comprehensive income (loss) of entities accounted for using the equity method, and reclassifications for amounts included in net income (loss) less net income (loss) and other comprehensive income (loss) attributable to the noncontrolling interest. For more information on derivative instruments, see “Note 15: Financial Instruments”. For more information on pensions and retirement benefit obligations, see “Note 6: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended March 31, 2018
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$14	$(3)	$11
Changes in retirement plans’ funded status	14	(4)	10
Foreign currency translation	(289)	—	(289)
Share of other comprehensive loss of entities using the equity method	15	—	15
Other comprehensive income (loss)	$(246)	$(7)	$(253)

	Three Months Ended March 31, 2017
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(18)	$13	$(5)
Changes in retirement plans’ funded status	19	(5)	14
Foreign currency translation	24	—	24
Share of other comprehensive loss of entities using the equity method	9	—	9
Other comprehensive income (loss)	$34	$8	$42

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2017, as previously reported	$(88)	$(1,036)	$(490)	$(153)	$(1,767)
Adoption of ASC 606	—	—	5	—	5
Balance, January 1, 2017, as recast	(88)	(1,036)	(485)	(153)	(1,762)
Other comprehensive income (loss), before reclassifications	(23)	(3)	24	10	8
Amounts reclassified from other comprehensive income	18	17	—	—	35
Other comprehensive income (loss) *	(5)	14	24	10	43
Balance, March 31, 2017	$(93)	$(1,022)	$(461)	$(143)	$(1,719)

Balance, December 31, 2017, as previously reported	$1	$(950)	$(891)	$(118)	$(1,958)
Adoption of ASC 606	—	—	(8)	—	(8)
Balance, January 1, 2018	1	(950)	(899)	(118)	(1,966)
Other comprehensive income (loss), before reclassifications	27	(15)	(289)	14	(263)
Amounts reclassified from other comprehensive income (loss)	(16)	25	—	—	9
Other comprehensive income (loss) *	11	10	(289)	14	(254)
Balance, March 31, 2018	$12	$(940)	$(1,188)	$(104)	$(2,220)
(*)

Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $1 million and $(1) million for the three months ended March 31, 2018 and 2017, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three months ended March 31, 2018 and 2017 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended March 31,
	2018	2017
	(in millions)
Cash flow hedges	$—	$1	Net sales
	(12)	14	Cost of goods sold
	(5)	3	Other, net
	1	1	Interest expense
	—	(1)	Income taxes
	$(16)	$18
Change in retirement plans’ funded status:
Amortization of actuarial losses	$21	$24	*
Amortization of prior service cost	(1)	(1)	*
	5	(6)	Income taxes
	$25	$17
Total reclassifications, net of tax	$9	$35

    (*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.